American Funds® International Vantage Fund
Investment portfolio
July 31, 2025
unaudited

Common stocks 95.08% Industrials 26.69%	Shares	Value (000)
Safran SA	237,113	$78,083
Rolls-Royce Holdings PLC	4,892,689	69,013
ABB, Ltd.	686,232	44,904
Airbus SE, non-registered shares	210,096	42,070
DSV A/S	155,694	34,632
BAE Systems PLC	1,363,158	32,446
Epiroc AB, Class A	1,557,778	31,558
Hitachi, Ltd.	953,500	29,293
SMC Corp.	77,600	27,358
RELX PLC	484,068	25,090
MTU Aero Engines AG	48,433	20,833
Mitsubishi Corp.	1,058,254	20,813
Wolters Kluwer NV	126,996	19,757
Ryanair Holdings PLC (ADR)	296,460	18,461
Rheinmetall AG, non-registered shares	9,044	17,783
Daikin Industries, Ltd.	134,400	16,648
ITOCHU Corp.	278,400	14,662
Recruit Holdings Co., Ltd.	242,300	14,376
Volvo AB, Class B	413,272	11,839
Canadian National Railway Co.	69,873	6,529
Canadian National Railway Co. (CAD denominated)	54,230	5,064
Kingspan Group PLC	138,618	11,414
Marubeni Corp.	438,000	8,959
Komatsu, Ltd.	245,100	7,836
Computershare Ltd.	284,144	7,633
Melrose Industries PLC	924,429	6,229
SPIE SA	90,334	5,289
SGH, Ltd.	156,362	5,095
Brambles, Ltd.	265,104	4,054
Deutsche Post AG	87,000	3,914
IMCD NV	24,543	2,685
IHI Corp.	23,400	2,611
Bunzl PLC	68,429	2,033
Bombardier, Inc., Class B	10,355	1,208
		650,172
Financials 19.36%
UniCredit SpA	620,545	45,654
Hong Kong Exchanges and Clearing, Ltd.	807,000	43,926
London Stock Exchange Group PLC	324,188	39,544
Skandinaviska Enskilda Banken AB, Class A	2,257,488	39,419
NatWest Group PLC	4,876,087	33,847
Euronext NV	184,237	29,683
Resona Holdings, Inc.	2,849,600	25,875
AIA Group, Ltd.	2,744,000	25,674
Munchener Ruckversicherungs-Gesellschaft AG	38,403	25,230
American Funds International Vantage Fund — Page 1 of 7

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Deutsche Bank AG	683,929	$22,585
Banco Santander SA	2,563,187	22,023
DBS Group Holdings, Ltd.	578,970	21,251
Banco Bilbao Vizcaya Argentaria SA	1,272,798	21,246
Standard Chartered PLC	1,008,695	18,066
Deutsche Boerse AG	52,443	15,184
Intesa Sanpaolo SpA	2,174,653	13,112
Partners Group Holding AG	7,708	10,336
Hiscox, Ltd.	234,169	3,984
Intact Financial Corp.	17,077	3,530
T&D Holdings, Inc.	140,500	3,424
Tokio Marine Holdings, Inc.	68,200	2,740
Medibank Private Ltd.	812,504	2,652
Sampo Oyj, Class A	233,735	2,506
		471,491
Information technology 13.25%
SAP SE	230,113	65,871
ASML Holding NV	72,218	50,112
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	203,993	49,289
Keyence Corp.	72,820	26,328
Halma PLC	440,724	18,874
Nomura Research Institute, Ltd.	433,200	17,164
Tokyo Electron, Ltd.	101,800	15,932
TDK Corp.	1,164,600	14,169
OBIC Co., Ltd.	386,085	13,835
Shopify, Inc., Class A, subordinate voting shares	107,949	13,192
Capgemini SE	87,093	12,975
Fujitsu, Ltd.	591,100	12,852
Nemetschek SE	45,692	6,831
SK hynix, Inc. (GDR)	27,801	5,391
		322,815
Health care 9.00%
AstraZeneca PLC	359,494	52,433
EssilorLuxottica SA	129,267	38,345
Novo Nordisk AS, Class B	708,891	32,721
Daiichi Sankyo Co., Ltd.	986,100	24,169
Chugai Pharmaceutical Co., Ltd.	435,900	21,242
HOYA Corp.	80,500	10,175
BeOne Medicines, Ltd. (ADR)	30,567	9,205
Terumo Corp.	443,600	7,500
Roche Holding AG, nonvoting non-registered shares	20,620	6,470
QIAGEN NV	114,416	5,645
Straumann Holding AG	35,580	4,305
Innovent Biologics, Inc.	314,000	3,921
Sanofi	18,507	1,682
Asahi Intecc Co., Ltd.	91,200	1,423
		219,236
Consumer discretionary 8.40%
Amadeus IT Group SA, Class A, non-registered shares	478,177	38,386
MercadoLibre, Inc.	12,643	30,013
Sony Group Corp.	938,400	22,710
Industria de Diseno Textil SA	392,019	18,742
American Funds International Vantage Fund — Page 2 of 7

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
LVMH Moet Hennessy-Louis Vuitton SE	31,287	$16,823
Suzuki Motor Corp.	1,314,800	14,415
Ferrari NV (EUR denominated)	31,303	13,694
Aristocrat Leisure, Ltd.	231,915	10,343
Hermes International	3,913	9,560
Kering SA	28,895	7,115
Evolution AB	72,791	6,467
InterContinental Hotels Group PLC	51,147	5,893
Flutter Entertainment PLC	16,735	5,058
Alibaba Group Holding, Ltd.	267,400	3,944
B&M European Value Retail SA	478,270	1,414
		204,577
Consumer staples 7.21%
L’Oreal SA, non-registered shares	85,112	37,710
Nestle SA	334,114	29,138
Imperial Brands PLC	672,412	26,213
British American Tobacco PLC	458,387	24,538
Danone SA	220,430	18,081
Anheuser-Busch InBev SA/NV	218,304	12,632
Unilever PLC	139,307	8,102
Carlsberg A/S, Class B	57,582	7,186
Pernod Ricard SA	67,989	6,991
Philip Morris International, Inc.	30,096	4,937
		175,528
Materials 4.05%
Air Liquide SA	133,785	26,334
Sika AG	89,775	21,172
Shin-Etsu Chemical Co., Ltd.	680,300	19,626
Heidelberg Materials AG, non-registered shares	41,108	9,497
Givaudan SA	2,021	8,446
Barrick Mining Corp.	195,840	4,136
BHP Group, Ltd. (CDI)	131,998	3,307
Rio Tinto PLC	39,304	2,334
Smurfit Westrock PLC	47,816	2,122
BASF SE	36,214	1,781
		98,755
Utilities 3.25%
Iberdrola SA, non-registered shares	1,727,239	30,317
RWE AG	616,323	25,285
Engie SA	1,044,344	23,464
		79,066
Communication services 2.78%
Nintendo Co., Ltd.	301,200	25,139
Tencent Holdings, Ltd.	174,600	12,240
Koninklijke KPN NV	1,904,873	8,515
NetEase, Inc.	203,200	5,301
Capcom Co., Ltd.	201,900	5,161
Spotify Technology SA	7,357	4,609
American Funds International Vantage Fund — Page 3 of 7

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Singapore Telecommunications, Ltd.	1,374,800	$4,099
Swisscom AG	3,710	2,581
		67,645
Energy 1.09%
TotalEnergies SE	380,016	22,581
BP PLC	758,254	4,063
		26,644
Total common stocks (cost: $1,534,764,000)		2,315,929
Short-term securities 4.38% Money market investments 4.38%
Capital Group Central Cash Fund 4.33% (a)(b)	1,068,401	106,830
Total short-term securities (cost: $106,830,000)		106,830
Total investment securities 99.46% (cost: $1,641,594,000)		2,422,759
Other assets less liabilities 0.54%		13,046
Net assets 100.00%		$2,435,805
Investments in affiliates (b)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend or interest income (000)
Short-term securities 4.38%
Money market investments 4.38%
Capital Group Central Cash Fund 4.33% (a)	$125,051	$288,749	$306,963	$(3)	$(4)	$106,830	$3,271

(a)	Rate represents the seven-day yield at 7/31/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds International Vantage Fund — Page 4 of 7

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
American Funds International Vantage Fund — Page 5 of 7

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of July 31, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$31,262	$618,910	$—	$650,172
Financials	3,530	467,961	—	471,491
Information technology	62,481	260,334	—	322,815
Health care	14,850	204,386	—	219,236
Consumer discretionary	35,071	169,506	—	204,577
Consumer staples	4,937	170,591	—	175,528
Materials	6,258	92,497	—	98,755
Utilities	—	79,066	—	79,066
Communication services	4,609	63,036	—	67,645
Energy	—	26,644	—	26,644
Short-term securities	106,830	—	—	106,830
Total	$269,828	$2,152,931	$—	$2,422,759

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GDR = Global Depositary Receipts
American Funds International Vantage Fund — Page 6 of 7

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-123-0925
American Funds International Vantage Fund — Page 7 of 7